Revenues and segmented information - Income statement information (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues	$ 434,416,000	$ 298,712,000
Direct production costs and expense of film and television produced, and selling, general and administrative	306,635,000	191,997,000
Segment profit	127,781,000	106,715,000
Corporate selling, general and administrative	86,200,000	74,133,000
Amortization of property and equipment and intangible assets	24,174,000	17,565,000
Finance expense, net	46,558,000	40,454,000
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets	10,968,000	1,540,000
Development, integration and other	10,554,000	3,435,000
Loss before income taxes	(5,257,000)	(1,763,000)
Acquisition costs	0	9,695,000
Acquired and library content
Disclosure of operating segments [line items]
Amortization of acquired and library content	15,916,000	10,541,000
DHX Television
Disclosure of operating segments [line items]
Revenues	55,014,000	57,384,000
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets	2,787,000	0
Content
Disclosure of operating segments [line items]
Revenues	366,368,000	222,514,000
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets	9,240,000	1,540,000
Operating segments | CPLG
Disclosure of operating segments [line items]
Revenues	13,034,000	18,814,000
Direct production costs and expense of film and television produced, and selling, general and administrative	15,285,000	16,589,000
Segment profit	(2,251,000)	2,225,000
Operating segments | DHX Television
Disclosure of operating segments [line items]
Revenues	55,014,000	57,384,000
Direct production costs and expense of film and television produced, and selling, general and administrative	33,459,000	35,276,000
Segment profit	21,555,000	22,108,000
Operating segments | Content
Disclosure of operating segments [line items]
Revenues	366,368,000	222,514,000
Direct production costs and expense of film and television produced, and selling, general and administrative	257,891,000	140,132,000
Segment profit	108,477,000	82,382,000
Unallocated amounts
Disclosure of operating segments [line items]
Corporate selling, general and administrative	23,809,000	25,248,000
Amortization of property and equipment and intangible assets	24,174,000	17,565,000
Finance expense, net	46,558,000	40,454,000
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets	12,027,000	1,540,000
Development, integration and other	10,554,000	3,435,000
Acquisition costs		9,695,000
Unallocated amounts | Acquired and library content
Disclosure of operating segments [line items]
Amortization of acquired and library content	$ 15,916,000	$ 10,541,000